Risk management - Quantitative SICR thresholds (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Total ECL collective-assessment	€ 1,412
Upside scenario
Disclosure Of Financial Assets [Line Items]
Total ECL collective-assessment for performing assets	€ 1,054
Change in average threshold ratio	(0.50%)
Downside scenario
Disclosure Of Financial Assets [Line Items]
Total ECL collective-assessment for performing assets	€ 2,290
Change in average threshold ratio	3.80%
Mortgages | Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.5	2.7
Mortgages | Non-Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.3	2.3
Consumer lending | Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.9	2.8
Consumer lending | Non-Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.1	1.8
Business lending | Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.7	2.8
Business lending | Non-Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.1	2.1
Governments and Financial Institutions | Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	3.0	3.0
Governments and Financial Institutions | Non-Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	1.9	1.9
Other Wholesale Banking | Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.8	2.8
Other Wholesale Banking | Non-Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	1.8	1.9